T. ROWE PRICE International Stock Portfolio
September 30, 2022 (Unaudited)
1
Portfolio of
Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
ARGENTINA 0.2%
Common Stocks 0.2%
MercadoLibre (USD) (1) 400 331
Total Argentina (Cost
$316
)
331
BRAZIL 1.3%
Common Stocks 1.3%
Raia Drogasil  92,004 388
Rede D'Or Sao Luiz  11,854 66
Suzano  140,010 1,159
XP, Class A (USD) (1) 50,254 955
Total Brazil (Cost
$3,064
)
2,568
CANADA 6.5%
Common Stocks 6.5%
Canadian Pacific Railway (USD) (2) 51,800 3,456
Constellation Software  1,426 1,984
Definity Financial  17,633 496
Descartes Systems Group (USD) (1) 10,372 659
National Bank of Canada (2) 17,100 1,072
Shopify, Class A (USD) (1) 25,130 677
TELUS International CDA (1) 43,141 1,129
TMX Group  37,497 3,449
Total Canada (Cost
$15,147
)
12,922
CAYMAN ISLANDS 0.5%
Convertible Preferred
Stocks 0.5%
ByteDance, Series E, Acquisition
Date: 7/8/19, Cost $293 (USD) (1)
(3)(4) 5,954 1,054
Total Cayman Islands (Cost
$293
)
1,054
CHINA 8.1%
Common Stocks 4.9%
58.com (USD) (1)(3) 65,164 —
Alibaba Group Holding, ADR
(USD) (1) 33,561 2,684
Baidu, ADR (USD) (1) 12,553 1,475
JD Health International (HKD) (1) 169,850 967
Kanzhun, ADR (USD) (1) 14,201 240
Silergy (TWD)  38,000 496
Tencent Holdings (HKD)  44,500 1,503
Trip.com Group, ADR (USD) (1) 65,457 1,788
Wuxi Biologics Cayman (HKD) (1) 86,500 515
9,668
Common Stocks - China A
Shares 3.2%
Gree Electric Appliances of Zhuhai,
A Shares (CNH)  95,984 437
Shares $ Value
(Cost and value in $000s)
Inner Mongolia Yili Industrial Group,
A Shares (CNH)  246,600 1,142
Kweichow Moutai, A Shares (CNH)  5,570 1,464
NARI Technology, A Shares (CNH)  377,780 1,316
Shandong Pharmaceutical Glass, A
Shares (CNH)  202,700 824
Shenzhen Inovance Technology, A
Shares (CNH)  149,700 1,209
6,392
Total China (Cost
$15,008
)
16,060
DENMARK 0.7%
Common Stocks 0.7%
Genmab (1) 4,073 1,310
Total Denmark (Cost
$1,320
)
1,310
FRANCE 7.5%
Common Stocks 7.5%
Capgemini  7,338 1,175
Dassault Aviation  25,312 2,880
EssilorLuxottica  22,536 3,063
Kering  4,187 1,857
LVMH Moet Hennessy Louis Vuitton  1,483 874
Safran  15,972 1,453
Sanofi  4,032 307
Teleperformance  3,942 1,000
Thales  19,917 2,195
Total France (Cost
$14,223
)
14,804
GERMANY 5.9%
Common Stocks 5.1%
Bayer  32,184 1,483
Beiersdorf  7,141 702
Daimler Truck Holding (1) 27,177 614
Deutsche Boerse  7,710 1,264
Deutsche Telekom  196,068 3,337
Evotec (1) 63,294 1,101
Infineon Technologies  46,989 1,028
Knorr-Bremse  10,335 444
Shop Apotheke Europe (1) 2,544 102
10,075
Preferred Stocks 0.8%
Dr Ing hc F Porsche (1) 9,642 780
Sartorius  2,678 926
1,706
Total Germany (Cost
$13,825
)
11,781
HONG KONG 1.8%
Common Stocks 1.8%
AIA Group  422,000 3,514
Total Hong Kong (Cost
$1,082
)
3,514

T. ROWE PRICE International Stock Portfolio

Shares $ Value
(Cost and value in $000s)
INDIA 6.2%
Common Stocks 6.2%
Axis Bank  280,595 2,519
HDFC Life Insurance  185,583 1,201
Housing Development Finance  105,284 2,938
Kotak Mahindra Bank  40,365 895
Maruti Suzuki India  13,260 1,433
NTPC  1,742,444 3,407
Total India (Cost
$7,995
)
12,393
INDONESIA 2.1%
Common Stocks 2.1%
Bank Central Asia  5,166,700 2,885
Sarana Menara Nusantara  16,578,100 1,340
Total Indonesia (Cost
$1,339
)
4,225
ITALY 2.0%
Common Stocks 2.0%
Amplifon  22,689 591
Banca Mediolanum  238,371 1,493
DiaSorin  9,969 1,113
Ermenegildo Zegna (USD) (2) 71,084 764
Total Italy (Cost
$4,358
)
3,961
JAPAN 15.1%
Common Stocks 15.1%
Chugai Pharmaceutical  74,700 1,866
Daiichi Sankyo  80,000 2,236
Daikin Industries  7,900 1,215
Disco (2) 4,500 992
Fujitsu General  80,300 1,671
Hikari Tsushin (2) 6,700 787
Keyence  4,400 1,454
Murata Manufacturing  32,500 1,496
Nippon Telegraph & Telephone  113,400 3,059
NTT Data  78,200 1,010
Otsuka Holdings  79,700 2,524
Outsourcing  109,900 831
Pan Pacific International Holdings  57,300 1,011
Persol Holdings  66,500 1,230
Seven & i Holdings  63,800 2,563
Shimadzu  37,300 978
Sony Group  21,700 1,398
Stanley Electric  60,500 950
Suzuki Motor  39,600 1,233
Z Holdings  569,300 1,509
Total Japan (Cost
$30,539
)
30,013
NETHERLANDS 6.4%
Common Stocks 6.4%
Adyen (1) 653 814
Akzo Nobel  51,384 2,912
Shares $ Value
(Cost and value in $000s)
ASML Holding  8,825 3,656
Koninklijke Philips  89,605 1,380
Prosus  76,863 3,999
Total Netherlands (Cost
$14,442
)
12,761
PHILIPPINES 0.4%
Common Stocks 0.4%
SM Investments  59,205 729
Total Philippines (Cost
$959
)
729
PORTUGAL 1.6%
Common Stocks 1.6%
Galp Energia  226,136 2,176
Jeronimo Martins  52,058 969
Total Portugal (Cost
$3,548
)
3,145
RUSSIA 0.0%
Common Stocks 0.0%
TCS Group Holding, GDR (USD) (1)
(3) 7,243 —
Total Russia (Cost
$434
)
—
SINGAPORE 0.5%
Common Stocks 0.5%
Sea, ADR (USD) (1) 17,500 981
Total Singapore (Cost
$1,149
)
981
SOUTH AFRICA 0.4%
Common Stocks 0.4%
Capitec Bank Holdings  8,381 718
Total South Africa (Cost
$440
)
718
SOUTH KOREA 2.4%
Common Stocks 2.4%
LG Household & Health Care  1,547 678
NAVER  14,215 1,894
Samsung Electronics  60,687 2,228
Total South Korea (Cost
$3,502
)
4,800
SPAIN 1.2%
Common Stocks 1.2%
Amadeus IT Group, Class A (1) 24,771 1,149
Fluidra  87,385 1,310
Total Spain (Cost
$3,754
)
2,459
SWEDEN 2.0%
Common Stocks 2.0%
Assa Abloy, Class B  58,317 1,093
Essity, Class B  69,107 1,365

T. ROWE PRICE International Stock Portfolio

Shares $ Value
(Cost and value in $000s)
Olink Holding, ADR (USD) (1) 18,027 219
Swedbank, Class A  93,310 1,225
Total Sweden (Cost
$4,336
)
3,902
SWITZERLAND 9.6%
Common Stocks 9.6%
Alcon  42,316 2,458
Barry Callebaut  849 1,600
Julius Baer Group  72,982 3,185
Lonza Group  4,641 2,260
Nestle  40,728 4,405
Partners Group Holding  3,020 2,431
PolyPeptide Group  11,336 330
Roche Holding  7,337 2,388
Total Switzerland (Cost
$16,728
)
19,057
TAIWAN 3.3%
Common Stocks 3.3%
Taiwan Semiconductor
Manufacturing  487,000 6,455
Total Taiwan (Cost
$1,317
)
6,455
THAILAND 0.7%
Common Stocks 0.7%
CP ALL  893,200 1,321
Total Thailand (Cost
$1,148
)
1,321
UNITED ARAB EMIRATES 0.6%
Common Stocks 0.6%
Network International Holdings
(GBP) (1) 354,544 1,188
Total United Arab Emirates (Cost
$1,782
)
1,188
UNITED KINGDOM 7.1%
Common Stocks 7.1%
Ashtead Group  31,917 1,433
AstraZeneca, ADR (USD)  58,111 3,187
Bridgepoint Group  234,335 486
Burberry Group  60,802 1,215
London Stock Exchange Group  24,611 2,078
Rightmove  75,628 404
Smith & Nephew  175,632 2,027
Unilever (EUR)  73,616 3,240
Total United Kingdom (Cost
$14,578
)
14,070
UNITED STATES 3.7%
Common Stocks 3.7%
Atlassian, Class A (1) 3,700 779
Canva, Acquisition Date: 8/16/21 -
11/4/21, Cost $470 (1)(3)(4) 276 264
Shares $ Value
(Cost and value in $000s)
Linde (EUR) (2) 9,993 2,705
Mastercard, Class A  5,021 1,428
Waste Connections  16,545 2,236
7,412
Convertible Preferred
Stocks 0.0%
Canva, Series A, Acquisition Date:
11/4/21, Cost $27 (1)(3)(4) 16 15
15
Total United States (Cost
$5,008
)
7,427
SHORT-TERM INVESTMENTS 2.3%
Money Market Funds 2.3%
T. Rowe Price Government Reserve
Fund, 3.07% (5)(6) 4,566,758 4,567
Total Short-Term Investments
(Cost $4,567) 4,567
SECURITIES LENDING COLLATERAL 3.4%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN
CHASE BANK 3.4%
Money Market Funds 3.4%
T. Rowe Price Government Reserve
Fund, 3.07% (5)(6) 6,734,371 6,734
Total Investments in a Pooled Account through
Securities Lending Program with JPMorgan Chase
Bank 6,734
Total Securities Lending Collateral
(Cost $6,734) 6,734
Total Investments in
Securities 103.5%
(Cost $192,935) $ 205,250
Other Assets Less Liabilities
(3.5)% (6,973)
Net Assets 100.0% $ 198,277

T. ROWE PRICE International Stock Portfolio

‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at September 30, 2022.
(3) Level 3 in fair value hierarchy.
(4) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules
("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities.
Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $1,333 and represents 0.7% of net assets.
(5) Seven-day yield
(6) Affiliated Companies
ADR American Depositary Receipts
CNH Offshore China Renminbi
EUR Euro
GBP British Pound
GDR Global Depositary Receipts
HKD Hong Kong Dollar
TWD Taiwan Dollar
USD U.S. Dollar

T. ROWE PRICE International Stock Portfolio

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2022. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 3.07% $ — $ — $ 46 ++
Totals $ — # $ — $ 46 +
Supplementary Investment Schedule
Affiliate
Value
12/31/21
Purchase
Cost
Sales
Cost
Value
09/30/22
T. Rowe Price Government Reserve Fund, 3.07% $ 8,274 ¤ ¤ $ 11,301
Total $ 11,301 ^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $46 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $11,301.

T. ROWE PRICE International Stock Portfolio
Unaudited

Notes to Portfolio of Investments
T. Rowe Price International Stock Portfolio  (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s  most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security.
Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.

T. ROWE PRICE International Stock Portfolio

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity;
or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the
Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on
Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets. These are recent examples of global events which may have an impact on the fund’s performance, which could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring the risks and financial impacts arising from these events.
E301-054Q3 09/22
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 21,859 $ 169,051 $ 264 $ 191,174
Convertible Preferred Stocks — — 1,069 1,069
Preferred Stocks — 1,706 — 1,706
Short-Term Investments 4,567 — — 4,567
Securities Lending Collateral 6,734 — — 6,734
Total $ 33,160 $ 170,757 $ 1,333 $ 205,250